Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Schedule of inventories
		As of December 31,
	Note	2022	2021
Stores		5,914	3,955
Distribution centers		1,139	878
Commercial agreements	8.1	(518)	(416)
Allowance for loss on inventory obsolescence and damages	8.2	(68)	(37)
		6,467	4,380

Schedule of allowance for losses and damages
	For the year ended December 31,
	2022	2021	2020
At the beginning of the year	(37)	(51)	(61)
Additions	(435)	(315)	(16)
Reversals	17	13	3
Discontinued operations	-	-	28
Foreign currency translation adjustment	-	-	(5)
Write-offs	387	316	-
At the end of the year	(68)	(37)	(51)